FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$754	$754
Accounts and other receivable, net (current and non-current)	—	—	3,335	3,335
Financial assets (current and non-current) (1)	10	174	140	324
Total	$10	$174	$4,229	$4,413
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$—	$52	$3,564	$3,616
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,332	8,332
Exchangeable and class B shares (3)	—	—	1,375	1,375
Total	$—	$52	$13,271	$13,323
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,414 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 21 for additional information.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$772	$772
Accounts and other receivable, net (current and non-current)	—	—	3,569	3,569
Financial assets (current and non-current) (1)	9	55	160	224
Total	$9	$55	$4,501	$4,565
Financial liabilities
Accounts payable and other (1) (2)	$—	$48	$3,386	$3,434
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,823	8,823
Exchangeable and class B shares (3)	—	—	1,501	1,501
Total	$—	$48	$13,710	$13,758
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,384 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 21 for additional information.

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current
Restricted cash	45	52
Derivative assets	5	10
Other financial assets	—	15
Total current	$50	$77
Non-current
Restricted cash	24	25
Derivative assets	169	45
Loans and notes receivable	71	68
Other financial assets	10	9
Total non-current	$274	$147

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current, net	$1,364	$1,352
Non-current, net
Accounts receivable	77	283
Retainer on customer contract	77	70
Billing rights	668	733
Loan receivable from Brookfield Business Partners (1)	1,149	1,131
Total non-current, net	$1,971	$2,217
Total	$3,335	$3,569
____________________________________
(1)See Note 22 for additional information.
The aggregate fair values of the company’s derivative financial instruments are as follows:

	June 30, 2024		December 31, 2023
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$62	$(35)	$1	$(41)
Cross currency swaps	19	(15)	—	(3)
Interest rate derivatives	93	(2)	54	(4)
Total	$174	$(52)	$55	$(48)
Total current	$5	$(18)	$10	$(5)
Total non-current	$169	$(34)	$45	$(43)

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$754	$754
Accounts and other receivable, net (current and non-current)	—	—	3,335	3,335
Financial assets (current and non-current) (1)	10	174	140	324
Total	$10	$174	$4,229	$4,413
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$—	$52	$3,564	$3,616
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,332	8,332
Exchangeable and class B shares (3)	—	—	1,375	1,375
Total	$—	$52	$13,271	$13,323
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,414 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 21 for additional information.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$772	$772
Accounts and other receivable, net (current and non-current)	—	—	3,569	3,569
Financial assets (current and non-current) (1)	9	55	160	224
Total	$9	$55	$4,501	$4,565
Financial liabilities
Accounts payable and other (1) (2)	$—	$48	$3,386	$3,434
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,823	8,823
Exchangeable and class B shares (3)	—	—	1,501	1,501
Total	$—	$48	$13,710	$13,758
____________________________________
(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,384 million.
(3)Class C shares are also classified as financial liabilities due to their cash redemption feature, however, these shares meet certain qualifying criteria and are therefore presented as equity instruments in accordance with IAS 32. See Note 21 for additional information.
The aggregate fair values of the company’s derivative financial instruments are as follows:

	June 30, 2024		December 31, 2023
(US$ MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Foreign exchange contracts	$62	$(35)	$1	$(41)
Cross currency swaps	19	(15)	—	(3)
Interest rate derivatives	93	(2)	54	(4)
Total	$174	$(52)	$55	$(48)
Total current	$5	$(18)	$10	$(5)
Total non-current	$169	$(34)	$45	$(43)

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
(US$ MILLIONS)	Level 1	Level 2	Level 1	Level 2
Financial assets
Derivative assets	—	174	—	55
Other financial assets	10	—	9	—
	$10	$174	$9	$55
Financial liabilities
Derivative liabilities	$—	$52	$—	$48
	$—	$52	$—	$48

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
(US$ MILLIONS)	Level 1	Level 2	Level 1	Level 2
Financial assets
Derivative assets	—	174	—	55
Other financial assets	10	—	9	—
	$10	$174	$9	$55
Financial liabilities
Derivative liabilities	$—	$52	$—	$48
	$—	$52	$—	$48